Earnings (loss) per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings (loss) per share	Earnings (loss) per share
Basic earnings (loss) per share and American Deposit Shares (ADS) amounts are calculated by dividing net income (loss) for the year attributable to all shareholders of the Company by the weighted average number of all shares or ADS outstanding, excluding treasury shares, during the year. Shares repurchased and held by the Company are not included in the calculation, as they do not participate in the distribution of earnings.
Diluted earnings per share and ADS amounts are calculated by dividing the net earnings attributable to equity holders of the Company by the weighted average number of shares or ADS outstanding, excluding treasury shares, during the year plus the weighted average number of shares or ADS that would be issued on the exercise of all the dilutive stock options and warrants, and upon vesting of restricted stock awards as well as conversion of convertible debt. Dilution is defined as a reduction of earnings per share or ADS or an increase of loss per share or ADS. As the exercise of all outstanding stock options and warrants as well as vesting as restricted stock awards and conversion of convertible debt, would decrease loss per ordinary share or ADS, they are considered to be anti-dilutive and excluded from the calculation of loss per ordinary share or ADS.
On October 9, 2024, the Company modified the ratio of shares per ADS from four shares per ADS to ten shares per ADS. Basic and diluted earnings (loss) per ADS presented below were retrospectively adjusted to give effect to the ADS ratio change of October 9, 2024 following which each ADS represents 10 ordinary shares.
On September 17, 2025, the Company modified the ratio of shares per ADS from ten shares per ADS to one hundred shares per ADS. Basic and diluted earnings (loss) per ADS presented below were retrospectively adjusted to give effect to the ADS ratio change of September 17, 2025 following which each ADS represents 100 ordinary shares.
The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share and ADS computations:

	Year ended December 31,
	2023	2024	2025
	(in thousands, except share and per share data)
Profit (Loss)	$(40,990)	$57,567	$(109,279)
Weighted average number of shares outstanding for basic EPS	225,183,996	248,290,190	867,366,665
Net effect of dilutive stock options	—	—	—
Net effect of dilutive warrants	—	10,004,114	—
Net effect of vesting of restricted stock	—	25,726.711	—
Net effect of conversion of convertible notes	—	—	—
Weighted average number of shares outstanding for diluted EPS	225,183,996	284,021,015	867,366,665
Basic earnings (loss) per share	$(0.18)	$0.23	$(0.13)
Diluted earnings (loss) per share	$(0.18)	$0.20	$(0.13)
ADS outstanding for basic earnings (loss) per ADS	2,251,840	2,482,902	8,673,667
ADS outstanding for diluted earnings (loss) per ADS	2,251,840	2,840,210	8,673,667
Basic earnings (loss) per ADS	$(18.20)	$23.19	$(12.60)
Diluted earnings (loss) per ADS	$(18.20)	$20.27	$(12.60)
The weighted average number of shares outstanding in the year ended December 31, 2025 excludes 9,815,679 weighted treasury shares held by the company. At December 31, 2025, the Company held 151,697,300 treasury shares.